Accounts receivable, net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 62,040	$ 42,408	$ 37,497
Less — allowance for sales returns and doubtful accounts	(5,125)	(3,049)	(3,420)
Accounts receivable	$ 56,915	$ 39,359	$ 34,077